Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Note 23—Supplemental Cash Flow Information

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Cash paid for interest	$16,527	$7,858	$858
Cash paid for income taxes	$7	$—	$—
Non-cash investing activity:
Receipt of MSRs created in loan sales activities	$205,105	$90,472	$8,253